Costs and expenses by nature - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs and expenses by nature
Profit sharing program	$ 149	$ 76	$ 15
Disposals (reversals) of materials and inventories	17	(23)	55
Others	85	77	126
Others operational expenses (incomes), net	420	267	207
Provision for litigation
Costs and expenses by nature
Provision	$ 169	$ 137	$ 11